Derivative Financial Instruments and Hedging (Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax) (Detail) - Fair value hedges - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Foreign exchange contracts | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) from Components Excluded from Assessment of Fair Value Hedge Effectiveness, Net	¥ (2,155)	¥ (282)	¥ (1,474)	¥ (697)
Foreign exchange contracts | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) from Components Excluded from Assessment of Fair Value Hedge Effectiveness, Net	7	1	14	2
Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) from Components Excluded from Assessment of Fair Value Hedge Effectiveness, Net	0	0	0	0
Options held/written and other | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) from Components Excluded from Assessment of Fair Value Hedge Effectiveness, Net	0	0	0	0
Options held/written and other | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) from Components Excluded from Assessment of Fair Value Hedge Effectiveness, Net	0	0	0	0
Options held/written and other | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) from Components Excluded from Assessment of Fair Value Hedge Effectiveness, Net	¥ 14	¥ 7	¥ 27	¥ 14